UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

                                                                (Address of principal executive offices)                 (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

(c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold   regarding election of directors); and

(i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date August  9,  2011

Registrant: Renaissance Capital Greenwich Funds - The Global IPO Plus Aftermarket Fund
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2010 through June 30, 2011

ITEM 1- PROXY VOTING RECORD
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type (by issuer or shareholder)	(g) Voted	(h) How was vote cast (for or against proposal, or abstain; for or withhold regarding election of directors)	(i) Was Vote For or Against Management
1	7 Days Group Ltd.	SVN	81783J101	11/5/2010	1. Re-election of Board Members	Issuer	For	For	For
					2. Ratification of re-appointment of KPMG as company's independent auditor	Issuer	For	For	For
2	Accretive Health	AH	58471A105	6/3/2011	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Approval of named officers compensation, and the frequency of the vote	Issuer	For	For	For
					3. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
3	Fortinet	FTNT	34959E109	6/23/2011	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of Deloitte as independent audit firm	Issuer	For	For	For
					3. Approval of the 2011 Employee Stock Repurchase Plan	Issuer	For	For	For
					4. Advisory vote on executive compensation, frequency of further votes	Issuer	For	For	For
4	FXCM	FXCM	302693106	6/15/2011	1. Election of Board Member	Issuer	For	For	For
					2. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation, frequency of further votes	Issuer	For	For	For
5	Globe Specialty Metals	GSM	37954N206	12/10/2010	1. Election of Board Member	Issuer	For	For	For
					2. Approve 2010 Executive Bonus Plan	Issuer	For	For	For
					3. Approve Ammendment to Employee Stock Plan	Issuer	For	For	For
					4. Ratification of KPMG as independent audit firm	Issuer	For	For	For
6	MaxLinear	MXL	57776J100	10/29/2010	1. Election of Board Member	Issuer	For	For	For
					2. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
7	Medidata	MDSO	58471A105	5/31/2011	1. Election of Board Member	Issuer	For	For	For
					2. Advisory vote on executive compensation, frequency of further votes	Issuer	For	For	For
					3. Ratification of Deloitte as independent audit firm	Issuer	For	For	For
8	Sensata	ST	N7902X106	3/9/2011	1. Election of Board Members	Issuer	For	For	For
					2. Advisory vote on executive compensation, frequency of voting	Issuer	For	For	For
9	SodaStream	SODA	M9068E105	2/7/2011	1. Election of Directors for 3-Year Terms	Issuer	For	For	For
10	Tornier	TRNX	N87237108	6/16/2011	1. Election of Board Members	Issuer	For	For	For
					2. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
					3. Executive Compensation Approval	Issuer	For	For	For
					4. Adoption of the Company's Statutory Annual Accounts	Issuer	For	For	For
					5. Release of the Board Members from Liability with respect to the exercise of their duties during the 2010 fiscal year	Issuer	For	For	For